SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended				2 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2004	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013
Subsequent Event [Line Items]
Common shares issued for cash, shares	42,952,773	10,000,000	833,333	16,666,667	8,043,334	47,000,000
Stock price per share	$ 0.12
Common shares issued for cash	$ 5,154,333	$ 12,000,000	$ 100,000	$ 2,000,000	$ 965,200	$ 470,000	$ 34,737	$ 3,535,200	$ 785,000	$ 88,000
Option amount											2,000,000
Exercise price											$ 0.12
Three Employees [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares	1,620,000
Dr. Ronald Bain [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares	1,503,403
Common shares issued for cash	180,408
Brady Rodgers [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares	937,500
Common shares issued for cash	$ 112,500
Option amount	2,000,000
Option term	10 years
Exercise price	$ 0.12
Vesting rate	50.00%